Investments accounted for using the equity method - Schedule of Financial Information of Companies Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total assets	€ 2,834,708	€ 2,833,973
Total equity	1,099,081	982,887	€ 900,896	€ 732,321
Net revenues	1,916,947	1,946,647	1,904,549
Net income/(loss)	109,487	€ 90,861	€ 135,661
Norda Run Inc.
Disclosure of associates [line items]
Total assets	7,826
Total liabilities	866
Total equity	6,961
Net revenues	15,201
Net income/(loss)	899
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Total assets	68,447
Total liabilities	49,880
Total equity	18,567
Net revenues	41,031
Net income/(loss)	(174)
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Total assets	34,081
Total liabilities	24,457
Total equity	9,624
Net revenues	27,030
Net income/(loss)	€ 396